Prepaid Expenses and Deposits	12 Months Ended
Dec. 31, 2019
Prepaid Expenses And Deposits
Prepaid Expenses and Deposits
6.	PREPAID EXPENSES AND DEPOSITS

	December 31, 2019	December 31, 2018
Deposits	$4,443	$33,842
Legal retainer	$88,369	$22,751
Prepaid expenses	$5,005	$23,716
	$97,817	$80,309